Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 18,785	[1]	$ 37,274	[1]
Liability Derivatives	23,914	[2]	5,509	[2]
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	4,847	[1]	2,203	[1]
Liability Derivatives	2,040	[2]	2,761	[2]
Foreign Exchange Contracts [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	9,908	[1]	16,897	[1]
Liability Derivatives	23,914	[2]	5,509	[2]
Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	4,847	[1]	2,044	[1]
Liability Derivatives	1,363	[2]	2,710	[2]
Cross-Currency Interest Rate Swaps [Member] | Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives	8,877	[1]	20,377	[1]
Options Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives			159	[1]
Liability Derivatives	$ 677	[2]	$ 51	[2]

[1]	Presented as part of other assets.
[2]	Presented as part of other payables.